SUPPLEMENT DATED JANUARY 23, 2023 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2022

New York Life Access Variable Annuity

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life IndexFlex Variable Annuity and IndexFlex Variable Annuity-FP Series

New York Life Premier Advisory Variable Annuity

New York Life Premier Variable Annuity-FP Series

New Your Life Premier Variable Annuity-P Series

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premium Plus Elite Variable Annuity

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2019

New York Life Complete Access Variable Annuity New York Life Income Plus Variable Annuity	New York Life Complete Access Variable Annuity II New York Life Income Plus Variable Annuity II

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

This supplement describes the following changes, as applicable, to distributions from qualified policies, effective as of January 1, 2023.

1)	New age for beginning Required Minimum Distributions

As of January 1, 2023, the age when required minimum distributions must begin for IRAs, SIMPLE IRAs, SEP IRAs and TSAs has increased from 72 to 73. This change only applies if you attain age 72 on or after January 1, 2023. All other requirements for the timing of RMDs remain the same.

2)	Reduction in excise tax on failure to take Required Minimum Distributions

As of January 1, 2023, the excise tax on failure to take required minimum distributions is reduced from 50 percent to 25 percent. If a failure to take required minimum distributions is corrected in a timely manner, as prescribed under the Code, the excise tax is further reduced from 25 percent to 10 percent.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010